Derivatives - Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Carrying Amount of Hedged Assets/(Liabilities)		$ 853,422
Cumulative Amount of Fair Value Hedging Adjustment included in the Carrying Amount of Hedged Assets/(Liabilities)		3,422
Interest Rate Swap | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets	$ 276	3,619
Derivative liabilities	3,213	4,847
Interest Rate Swap | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets	10,249	15,276
Derivative liabilities	10,290	15,178
Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	10,525	18,895
Derivative liabilities	13,503	20,025
Reported Value Measurement [Member] | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets		18,895
Derivative liabilities	$ 13,503	$ 20,025